INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible asset consisted of the following:

	June 30, 2022	December 31, 2021

Trademarks	$85,340	$85,340
Website development	12,200	12,200
Accumulated amortization	(26,462)	(21,585)
Total Intangible Assets, net of amortization	$71,078	$75,955

During the six months ended June 30, 2022 and 2021, the Company recorded amortization expense of $4,877 and $0, respectively. The following table summarizes the amortization expense to be recorded in future periods for intangible assets that are subject to amortization:

Year Ending	Amortization
2022 (remaining)	$4,877
2023	9,754
2024	9,754
2025	9,754
2026	9,754
Thereafter	27,185
Total	$71,078

NOTE 6 – INTANGIBLE ASSETS

Intangible asset consisted of the following:

	December 31, 2021	December 31, 2020
Intangible Assets
Trademarks	$85,340	$81,750
Website development	12,200	-
Accumulated amortization	(21,585)	(12,262)
Total Intangible Assets, net of amortization	$75,955	$69,488

During the year ended December 31, 2021 and 2020, the Company capitalized costs of $3,590 pertaining to trademarks, and acquired website development as part of its acquisition of S and S (see Note 5). During the year ended December 31, 2021 and 2020, the Company recorded amortization expense of $9,323 and $8,175, respectively. The following table summarizes the amortization expense to be recorded in future periods for intangible assets that are subject to amortization:

Year Ending	Amortization
2022	$9,754
2023	9,754
2024	9,754
2025	9,754
2026	9,754
Thereafter	27,185
Total	$75,955